UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT 06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Senior Vice President
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      8/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $      282,011
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Aberdeen Emerging Markets                Common Stock   00301T102     1137    60500 SH       SOLE                  60500      0    0
Telecommunications and Infrastructure
Fund Inc
Aberdeen Israel Fund Inc                 Common Stock   00301L109     2045   118315 SH       SOLE                 118315      0    0
Aberdeen Latin America Equity Fund Inc   Common Stock   00306K106      279     7209 SH       SOLE                   7209      0    0
Adams Express Co                         Common Stock   006212104    29793  2674375 SH       SOLE                2674375      0    0
Alpine Global Premier Properties Fund    Common Stock   02083A103     1905   264882 SH       SOLE                 264882      0    0
Asia Pacific Fund Inc/The                Common Stock   044901106      654    53948 SH       SOLE                  53948      0    0
Bancroft Fund Ltd                        Common Stock   059695106     2245   129480 SH       SOLE                 129480      0    0
BlackRock Strategic Equity Dividend      Common Stock   09249Y107       32     3000 SH       SOLE                   3000      0    0
Trust
Boulder Growth & Income Fund Inc         Common Stock   101507101     4807   741757 SH       SOLE                 741757      0    0
Boulder Total Return Fund Inc            Common Stock   101541100     6209   377615 SH       SOLE                 377615      0    0
Calamos Strategic Total Return Fund      Common Stock   128125101    16211  1693898 SH       SOLE                1693898      0    0
Central Europe and Russia Fund Inc/The   Common Stock   153436100      230     5300 SH       SOLE                   5300      0    0
Central Securities Corp                  Common Stock   155123102    16290   682162 SH       SOLE                 682162      0    0
Clough Global Allocation Fund            Common Stock   18913Y103     3756   243874 SH       SOLE                 243874      0    0
Clough Global Equity Fund                Common Stock   18914C100     1503   101541 SH       SOLE                 101541      0    0
Clough Global Opportunities Fund         Common Stock   18914E106     6198   460855 SH       SOLE                 460855      0    0
DCA Total Return Fund                    Common Stock   233066109      243    63820 SH       SOLE                  63820      0    0
Denali Fund/The                          Common Stock   24823A102     1066    67095 SH       SOLE                  67095      0    0
Diamond Hill Financial Trends Fund Inc   Common Stock   25264C101      105    10617 SH       SOLE                  10617      0    0
DWS High Income Opportunities Fund Inc   Common Stock   23339M204     1954   134234 SH       SOLE                 134234      0    0
Eagle Capital Growth Fund Inc            Common Stock   269451100       10     1400 SH       SOLE                   1400      0    0
Ellsworth Fund Ltd                       Common Stock   289074106     2484   329399 SH       SOLE                 329399      0    0
European Equity Fund Inc/The             Common Stock   298768102     2408   290129 SH       SOLE                 290129      0    0
Gabelli Dividend & Income Trust          Common Stock   36242H104    25124  1512569 SH       SOLE                1512569      0    0
Gabelli Global Multimedia Trust Inc      Common Stock   36239Q109     2094   262720 SH       SOLE                 262720      0    0
Gabelli Healthcare & WellnessRx          Common Stock   36246K103     1410   182466 SH       SOLE                 182466      0    0
Trust/The
GDL Fund/The                             Common Stock   361570104     2147   160133 SH       SOLE                 160133      0    0
General American Investors Co Inc        Common Stock   368802104    10728   382323 SH       SOLE                 382323      0    0
Greater China Fund Inc/The               Common Stock   39167B102     2944   231793 SH       SOLE                 231793      0    0
Guggenheim Enhanced Equitystrategy Fund  Common Stock   40167K100      626    36170 SH       SOLE                  36170      0    0
H&Q Healthcare Investors                 Common Stock   404052102     5802   363743 SH       SOLE                 363743      0    0
H&Q Life Sciences Investors              Common Stock   404053100     2329   186898 SH       SOLE                 186898      0    0
Ibero-America Fund Inc/The               Common Stock   45082X103     1738   228746 SH       SOLE                 228746      0    0
India Fund Inc/The                       Common Stock   454089103       30     1000 SH       SOLE                   1000      0    0
iShares MSCI Brazil Index Fund           Common Stock   464286400      161     2200 SH       SOLE                   2200      0    0
iShares MSCI Emerging Markets Index Fund Common Stock   464287234      619    13000 SH       SOLE                  13000      0    0
iShares MSCI Japan Index Fund            Common Stock   464286848     1460   140000 SH       SOLE                 140000      0    0
iShares MSCI South Africa Index Fund     Common Stock   464286780      199     2800 SH       SOLE                   2800      0    0
JF China Region Fund Inc                 Common Stock   46614T107       61     4003 SH       SOLE                   4003      0    0
Korea Equity Fund Inc                    Common Stock   50063B104     4964   343260 SH       SOLE                 343260      0    0
Korea Fund Inc/The                       Common Stock   500634209      632    12821 SH       SOLE                  12821      0    0
Latin American Discovery Fund Inc        Common Stock   51828C106       40     2200 SH       SOLE                   2200      0    0
Liberty All Star Equity Fund             Common Stock   530158104    13404  2592653 SH       SOLE                2592653      0    0
Liberty All Star Growth Fund Inc         Common Stock   529900102     2196   494618 SH       SOLE                 494618      0    0
Macquarie Global Infrastructure Total    Common Stock   55608D101     9800   527745 SH       SOLE                 527745      0    0
Return Fund Inc
Malaysia Fund Inc                        Common Stock   560905101      216    19169 SH       SOLE                  19169      0    0
Mexico Equity and Income Fund Inc        Common Stock   592834105     1566   134099 SH       SOLE                 134099      0    0
Morgan Stanley Asia Pacific Fund Inc     Common Stock   61744U106     9095   534346 SH       SOLE                 534346      0    0
Morgan Stanley China A Share Fund Inc    Common Stock   617468103      276    10100 SH       SOLE                  10100      0    0
Morgan Stanley Eastern Europe Fund Inc   Common Stock   616988101       77     4160 SH       SOLE                   4160      0    0
Morgan Stanley India Investment Fund Inc Common Stock   61745C105       92     4200 SH       SOLE                   4200      0    0
Neuberger Berman Real Estate Securities  Common Stock   64190A103      129    30029 SH       SOLE                  30029      0    0
Income Fund Inc
New Germany Fund Inc/The                 Common Stock   644465106     8736   483725 SH       SOLE                 483725      0    0
New Ireland Fund Inc/The                 Common Stock   645673104        9     1000 SH       SOLE                   1000      0    0


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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Petroleum & Resources Corp               Common Stock   716549100     9804   332441 SH       SOLE                 332441      0    0
RENN Global Entrepreneurs Fund           Common Stock   759720105       15     6553 SH       SOLE                   6553      0    0
RMR Asia Pacific Real Estate Fund        Common Stock   76970B101     1861   100646 SH       SOLE                 100646      0    0
RMR Real Estate Income Fund              Common Stock   74964K609     2564  77424.5 SH       SOLE                77424.5      0    0
Royce Micro-Cap Trust Inc                Common Stock   780915104     2119   214878 SH       SOLE                 214878      0    0
Royce Value Trust Inc                    Common Stock   780910105    15016  1006465 SH       SOLE                1006465      0    0
Shelton Greater China Fund               Common Stock   823014105     1705   224659 SH       SOLE                 224659      0    0
SPDR S&P 500 ETF Trust                   Common Stock   78462F103     1782    13500 SH       SOLE                  13500      0    0
SunAmerica Focused Alpha Growth Fund     Common Stock   867037103     9891   476217 SH       SOLE                 476217      0    0
SunAmerica Focused Alpha Large-Cap Fund  Common Stock   867038101     4371   228822 SH       SOLE                 228822      0    0
Inc
Taiwan Fund Inc/The                      Common Stock   874036106     2712   141623 SH       SOLE                 141623      0    0
Thai Capital Fund Inc/The                Common Stock   882905201      491    51417 SH       SOLE                  51417      0    0
Thai Fund Inc/The                        Common Stock   882904105     5088   399353 SH       SOLE                 399353      0    0
Tri-Continental Corp                     Common Stock   895436103    14235   953464 SH       SOLE                 953464      0    0
Turkish Investment Fund Inc/The          Common Stock   900145103       91     5700 SH       SOLE                   5700      0    0


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